Group Income Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 33,818	£ 36,917	£ 38,527